Shareholder Report, Holdings (Details) - C000005464	Jun. 30, 2026
Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Top10HoldingAlphabetBNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Top10HoldingAdvanced Micro DevicesBNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Top10HoldingMeta PlatformsBNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Top10HoldingCarvanaBNY-146869102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Top10HoldingEli LillyBNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	52.70%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Financials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Corporate Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.20%